Appendix 3 Detail of Assets and Liabilities In Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2019
DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities in Foreign Currency

	12-31-2019
ASSETS	UF	Chilean Peso	Dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	-	679,471	5,191,174	520,420	7,096,519	13,487,584
Other current financial assets	-	163,975	-	-	-	163,975
Other current non-financial assets	-	7,588,980	-	-	-	7,588,980
Trade and other current receivables	-	208,325,320	769,099	83,593	-	209,178,012
Current accounts receivable from related parties	-	233,279,330	33,340,174	21,725,085	-	288,344,589
Inventories	-	29,674,090	-	-	-	29,674,090
Current tax assets	-	42,647,814	-	-	-	42,647,814

TOTAL CURRENT ASSETS	-	522,358,980	39,300,447	22,329,098	7,096,519	591,085,044

NON-CURRENT ASSETS
Other non-current financial assets	-	7,189,429	-	-	-	7,189,429
Other non-current non-financial assets	-	14,845,654	-	-	-	14,845,654
Trade and other non-current receivables	-	82,929,822	-	-	-	82,929,822
Non-current accounts receivable from related parties	-	45,932,636	34,407,142	-	-	80,339,778
Investments accounted for using the equity method	-	7,911,342	-	-	-	7,911,342
Intangible assets other than goodwill	-	30,393,637	-	-	-	30,393,637
Goodwill	-	24,860,356	-	-	-	24,860,356
Property, plant and equipment	-	2,747,643,715	-	-	-	2,747,643,715

TOTAL NON CURRENT ASSETS	-	2,961,706,591	34,407,142	-	-	2,996,113,733

TOTAL ASSETS	-	3,484,065,571	73,707,589	22,329,098	7,096,519	3,587,198,777

	12-31-2018
ASSETS	UF	Chilean Peso	Dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	-	137,208,062	8,670,454	53,596	6,057,793	151,989,905
Other current financial assets	-	447,236	38,117,291	-	-	38,564,527
Other current non-financial assets	-	8,950,756	969,768	917,718	-	10,838,242
Trade and other current receivables	-	239,394,990	-	-	30,517	239,425,507
Current accounts receivable from related parties	-	93,195,997	18,430,902	23,478,218	-	135,105,117
Inventories	-	43,770,781	-	-	-	43,770,781
Current tax assets	-	52,627,429	-	-	145,845	52,773,274

TOTAL CURRENT ASSETS	-	575,595,251	66,188,415	24,449,532	6,234,155	672,467,353

NON-CURRENT ASSETS
Other non-current financial assets	-	2,326,484	36,086	-	-	2,362,570
Other non-current non-financial assets	-	12,275,188	52,108	-	218,003	12,545,299
Trade and other non-current receivables	-	1,135,383	-	-	21,255	1,156,638
Non-current accounts receivable from related parties	-	-	-	-	-	-
Investments accounted for using the equity method	-	12,826,892	-	-	-	12,826,892
Intangible assets other than goodwill	-	23,651,498	-	-	259,479	23,910,977
Goodwill	-	24,860,356	-	-		24,860,356
Property, plant and equipment	-	2,903,535,873	-	-	15,562,121	2,919,097,994
Investment property	-	-	-	-	-	-
Deferred tax assets	-	-	-	-	-	-

TOTAL NON CURRENT ASSETS	-	2,980,611,674	88,194	-	16,060,858	2,996,760,726

TOTAL ASSETS	-	3,556,206,925	66,276,609	24,449,532	22,295,013	3,669,228,079

	12-31-2019
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	33,068,422	4	63,267,141		-	96,335,567
Trade and other current payables	-	211,168,146	15,118,688	1,600,508	-	227,887,342
Current accounts payable to related parties	-	94,356,715	4,994,509	38,515,959	-	137,867,183
Other current provisions	-	3,619,734	-	-	-	3,619,734
Current tax liabilities	-	17,662,740	-	-	-	17,662,740
Other current non-financial liabilities	-	4,811,150	-	-	-	4,811,150

TOTAL CURRENT LIABILITIES	33,068,422	331,618,489	83,380,338	40,116,467	-	488,183,716

NON-CURRENT LIABILITIES
Other non-current financial liabilities	274,870,030	-	555,106,891	-	-	829,976,921
Trade and other non-current payables	-	2	-	-	-	2
Non-Current accounts payable to related parties	-	-	2,497,660	-	-	2,497,660
Other long-term provisions	-	143,448,085	-	-	-	143,448,085
Deferred tax liabilities	-	130,094,726	-	-	-	130,094,726
Non-current provisions for employee benefits	-	19,143,273	-	-	-	19,143,273

TOTAL NON-CURRENT LIABILITIES	274,870,030	292,686,086	557,604,551	-	-	1,125,160,667

TOTAL LIABILITIES	307,938,452	624,304,575	640,984,889	40,116,467	-	1,613,344,383

	12-31-2018
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	32,142,094	-	93,208,450	-	-	125,350,544
Trade and other current payables	-	272,993,946	1,081,390	744,822	511,460	275,331,618
Current accounts payable to related parties	-	101,987,841	21,619,106	29,325,342	-	152,932,289
Other current provisions	-	5,158,200	-	-	24,667	5,182,867
Current tax liabilities	-	12,129,598	-	-	411,576	12,541,174
Other current non-financial liabilities	-	22,532,655	-	-	10,061	22,542,716

TOTAL CURRENT LIABILITIES	32,142,094	414,802,240	115,908,946	30,070,164	957,764	593,881,208

NON-CURRENT LIABILITIES
Other non-current financial liabilities	297,118,434	-	502,694,791	-	-	799,813,225
Trade and other non-current payables	-	445,659	4,762	-	-	450,421
Non-Current accounts payable to related parties	-	-	-	-	-	-
Other long-term provisions	-	79,493,801	-	-	-	79,493,801
Deferred tax liabilities	-	183,487,402	-	-	-	183,487,402
Non-current provisions for employee benefits	-	14,610,975	-	-	-	14,610,975

TOTAL NON-CURRENT LIABILITIES	297,118,434	278,037,837	502,699,553	-	-	1,077,855,824

TOTAL LIABILITIES	329,260,528	692,840,077	618,608,499	30,070,164	957,764	1,671,737,032